BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS - Obligations granted by domestic banks (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by domestic banks	$ 4,758,772	$ 5,120,656
Financiera de desarrollo territorial (Findeter)
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by domestic banks	$ 2,527,879	$ 2,591,423
Financiera de desarrollo territorial (Findeter) | Top of range
Disclosure of Borrowings from other financial institutions [Line Items]
Borrowings, interest rate	10.02%	10.19%
Financiera de desarrollo territorial (Findeter) | Bottom of range
Disclosure of Borrowings from other financial institutions [Line Items]
Borrowings, interest rate	0.21%	0.24%
Banco de comercio exterior de Colombia (Bancoldex)
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by domestic banks	$ 846,874	$ 1,205,958
Banco de comercio exterior de Colombia (Bancoldex) | Top of range
Disclosure of Borrowings from other financial institutions [Line Items]
Borrowings, interest rate	16.66%	15.46%
Banco de comercio exterior de Colombia (Bancoldex) | Bottom of range
Disclosure of Borrowings from other financial institutions [Line Items]
Borrowings, interest rate	2.13%	2.17%
Fondo para el financiamiento del sector agropecuario (Finagro)
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by domestic banks	$ 578,665	$ 634,048
Fondo para el financiamiento del sector agropecuario (Finagro) | Top of range
Disclosure of Borrowings from other financial institutions [Line Items]
Borrowings, interest rate	14.40%	14.54%
Fondo para el financiamiento del sector agropecuario (Finagro) | Bottom of range
Disclosure of Borrowings from other financial institutions [Line Items]
Borrowings, interest rate	0.63%	0.85%
Other private financial entities [Member]
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by domestic banks	$ 805,354	$ 689,227
Other private financial entities [Member] | Top of range
Disclosure of Borrowings from other financial institutions [Line Items]
Borrowings, interest rate	8.51%	7.92%
Other private financial entities [Member] | Bottom of range
Disclosure of Borrowings from other financial institutions [Line Items]
Borrowings, interest rate	6.08%	5.82%